Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	$ 15,826	$ 16,673
Accumulated depreciation	(9,925)	(9,842)
Net property, plant and equipment	5,901	6,831	[1]
Land and industrial buildings
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	3,332	3,472
Plant, machinery and equipment
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	8,417	8,659
Assets sold with buy-back commitment
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	3,100	3,607
Construction in progress
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	162	101
Other
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	$ 815	$ 834

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018 of the updated accounting standards for revenue recognition (ASC 606).